Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)
Leases [Abstract]
Operating lease expenses	¥ 43,959	$ 6,968	¥ 56,081	¥ 67,465
Short term lease expenses	0		708	515
Cash payments against operating lease liabilities	39,013	6,184	59,547	60,206
Right-of-use assets obtained in exchange for the operating lease liabilities in non-cash transactions	¥ 30,259	$ 4,797	¥ 51,434	¥ 16,412
Operating lease, lease not yet commenced, description	As of February 28, 2022, the Group did not have additional operating leases that have not yet commenced	As of February 28, 2022, the Group did not have additional operating leases that have not yet commenced